Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Total fair values of RSU vested and recognized as expenses	$ 732	$ 1,082	$ 3,794
Service-based RSUs
Share-based compensation
Beginning of the year	660,540	110,463	227,577
Granted	357,500	762,510	301,850
Vested	(914,999)	(208,558)	(414,314)
Forfeited/expired	(6,207)	(3,875)	(4,650)
End of the year	96,834	660,540	110,463
Expected to vest at end of the year	79,325	639,362	92,900
Beginning of the year	$ 2.07	$ 18.26	$ 17.65
Granted	0.34	0.73	5.62
Vested	0.96	5.32	8.78
Forfeited/expired	18.24	24.25	12.53
End of the year	5.11	2.07	18.26
Expected to vest at end of the year	$ 0.76	$ 1.12	$ 17.91
Restricted Stock Units (RSUs) | Employees
Share-based compensation
Expected future forfeiture rate	1.00%	1.00%	1.00%
Restricted Stock Units (RSUs) | Non-employees
Share-based compensation
Expected future forfeiture rate	0.00%	0.00%	0.00%